Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Other short-term borrowings	¥ 6,732,118	¥ 6,881,262
Less unamortized discount	1,045	138
Other short-term borrowings, net	¥ 6,731,073	¥ 6,881,124
Weighted average interest rate on outstanding balance at end of fiscal year	1.97%	1.29%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 1,624,286	¥ 1,728,595
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,033,568	1,094,487
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	241,070	305,520
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	227,482	243,968
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	122,166	84,620
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,107,832	5,152,667
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,929,636	4,275,278
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	967,901	784,949
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	68,492	18,523
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 141,803	¥ 73,917